INVESTMENTS - Schedule of Amortized Cost of Investments (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount
Investments before accrued interest	S/ 8,623,875	S/ 8,773,781
Accrued interest	189,782	194,096
Total investments at amortized cost, net	8,813,657	8,967,877
Fair value
Investments before accrued interest	8,544,132	8,249,442
Accrued interest	189,782	194,096
Total investments at amortized cost, net	8,733,914	8,443,538
Financial assets at amortized cost
Fair value
Expected loss on investments	2,100	2,900
Fair value of underlying assets	S/ 323,500	S/ 1,063,400
Soles | Bottom of range
Fair value
Annual effective interest rate	4.13%	4.40%
Soles | Top of range
Fair value
Annual effective interest rate	6.55%	7.02%
U.S. Dollar | Bottom of range
Fair value
Annual effective interest rate	3.88%	4.32%
U.S. Dollar | Top of range
Fair value
Annual effective interest rate	8.87%	15.39%
Others | Bottom of range
Fair value
Annual effective interest rate	4.78%	5.30%
Others | Top of range
Fair value
Annual effective interest rate	9.60%	10.40%
Peruvian Government bonds
Carrying amount
Investments before accrued interest	S/ 8,049,799	S/ 8,085,248
Fair value
Investments before accrued interest	7,965,134	7,558,307
Corporate bonds
Carrying amount
Investments before accrued interest	404,338	534,396
Fair value
Investments before accrued interest	408,397	536,321
Bonds from financial organizations
Carrying amount
Investments before accrued interest	66,520	48,090
Fair value
Investments before accrued interest	66,995	48,307
Other government bonds
Carrying amount
Investments before accrued interest	57,218	29,074
Fair value
Investments before accrued interest	57,098	29,185
Subordinated bonds
Carrying amount
Investments before accrued interest	28,175	44,763
Fair value
Investments before accrued interest	28,304	45,148
Securitization instruments
Carrying amount
Investments before accrued interest	11,812
Fair value
Investments before accrued interest	12,182
Negotiable certificates of deposits
Carrying amount
Investments before accrued interest	3,905	23,889
Fair value
Investments before accrued interest	3,917	23,904
Certificates of payment on work progress (CRPAO)
Carrying amount
Investments before accrued interest	2,108	8,321
Fair value
Investments before accrued interest	S/ 2,105	S/ 8,270